Acquisitions (Bushnell Purchase Price Allocation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 782,163	$ 1,023,451	$ 847,134
Bushnell Group Holdings, Inc.
Business Acquisition [Line Items]
Cash paid	985,000
Cash paid for working capital	4,185
Total purchase price	989,185
Net receivables	109,429
Net inventories	157,184
Tradename, technology, and customer relationship intangibles	364,700
Net property, plant, and equipment	25,055
Other assets	7,765
Total assets	664,133
Accounts payable	80,099
Deferred tax liabilities	88,121
Other liabilities	30,932
Total liabilities	199,152
Net assets acquired	464,981
Goodwill	524,204
Scenario, Previously Reported | Bushnell Group Holdings, Inc.
Business Acquisition [Line Items]
Cash paid	985,000
Cash paid for working capital	4,185
Total purchase price	989,185
Net receivables	108,434
Net inventories	160,793
Tradename, technology, and customer relationship intangibles	364,843
Net property, plant, and equipment	25,080
Other assets	10,938
Total assets	670,088
Accounts payable	80,092
Deferred tax liabilities	75,692
Other liabilities	30,025
Total liabilities	185,809
Net assets acquired	484,279
Goodwill	$ 504,906